Trade and Other Payables - Summary of Trade and Other Payables (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of trade and other payables [line items]
Gold and foreign exchange derivative contracts	$ 127.6	$ 22.6	[1]	$ 3.3
Australian gold derivative contracts [member]
Disclosure of trade and other payables [line items]
Gold and foreign exchange derivative contracts	78.3	12.3
Gold derivative contracts at south deep [member]
Disclosure of trade and other payables [line items]
Gold and foreign exchange derivative contracts	12.6	1.6
Australian foreign exchange derivative contracts [member]
Disclosure of trade and other payables [line items]
Gold and foreign exchange derivative contracts	0.3	8.7
Gold derivative contracts at ghana [member]
Disclosure of trade and other payables [line items]
Gold and foreign exchange derivative contracts	$ 36.4	$ 0.0

[1]	Refer note 42.